Share Premium (Details)				12 Months Ended
	May 16, 2024 USD ($)	Jun. 27, 2023 USD ($)	Jun. 27, 2023 CHF (SFr)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Share Premium [Line Items]
Reduction amounted	$ 26,492,110	$ 208,773,458	SFr 186,852,242
Common shares | shares				100,000,000
Value per shares				$ 0.72
Preference shares authorized | shares				20,000,000
Common Shares [Member]
Share Premium [Line Items]
Value per shares				$ 0.002
Preference Shares [Member]
Share Premium [Line Items]
Value per shares				$ 0.0001